Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Specification of income tax [Abstract]
Income tax payable		$ 592	$ 378	$ 587
Tax expenses related to previous year		(4)	(27)	309
Change in deferred tax		(1)	9	5
Total income tax expense		587	360	900
Specification of Temporary Differences and Deferred Tax [Abstract]
Property, plant and equipment		468	(11)	2
Pensions		(695)	(662)	(612)
Total basis for deferred tax		(227)	(674)	(610)
Deferred tax liability (asset), net	[1]	(113)	(152)	(140)
Deferred tax (asset), gross	[2]	(168)	(166)	(161)
Deferred tax liability, gross	[2]	55	14	21
Reconciliation of income tax expense [Abstract]
Profit/(loss) before income tax		62,567	(11,147)	267,181
Expected income tax assessed at the tax rate for the Parent company (0%)		0	0	0
Adjusted for tax effect of the following items [Abstract]
Income in subsidiary, subject to income tax		587	360	900
Total income tax expense		$ 587	$ 360	$ 900
Expected income tax rate		0.00%	0.00%	0.00%

[1]	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
[2]	Deferred tax liability is related to one of the direct and one of the indirect subsidiaries in Singapore and cannot be offset with the deferred tax asset related to the subsidiary in Norway.